LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6.LAND USE RIGHTS, NET

Land use rights represent acquired right to use the parcel of land on which the Group’s regional headquarters and affiliated industrial park stand. In 2021, the Group acquired the land use rights in Shanghai from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cost	1,036,178	1,067,026
Accumulated amortization	(79,440)	(100,444)
Land use rights, net	956,738	966,582

The total amortization expense for the year ended December 31, 2023, 2024 and 2025 amounted to RMB20,724, RMB20,723 and RMB21,004 respectively.